Loans (Loans Modified as Troubled Debt Restructuring within Previous Twelve Months and for which There Was Payment Default During Current Fiscal Year) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Financing Receivable, Modifications [Line Items]
Recorded investment	¥ 55,281	¥ 51,547
Domestic
Financing Receivable, Modifications [Line Items]
Recorded investment	44,435	43,360
Domestic | Manufacturing
Financing Receivable, Modifications [Line Items]
Recorded investment	10,669	9,719
Domestic | Construction and real estate
Financing Receivable, Modifications [Line Items]
Recorded investment	2,195	1,673
Domestic | Services
Financing Receivable, Modifications [Line Items]
Recorded investment	4,824	2,479
Domestic | Wholesale and retail
Financing Receivable, Modifications [Line Items]
Recorded investment	20,522	23,979
Domestic | Transportation and communications
Financing Receivable, Modifications [Line Items]
Recorded investment	2,361	1,151
Domestic | Individuals
Financing Receivable, Modifications [Line Items]
Recorded investment	3,864	4,359
Foreign
Financing Receivable, Modifications [Line Items]
Recorded investment	¥ 10,846	¥ 8,187